PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.9%
Asset-Backed Securities 10.4%
Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-01A, Class A, 144A	3.830%	08/21/28	100	$95,503
CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	87,739
Hertz Vehicle Financing LLC, Series 2022-02A, Class A, 144A	2.330	06/26/28	100	87,060
				270,302
Collateralized Loan Obligations 9.4%
AIG CLO LLC (Cayman Islands), Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363(c)	04/20/32	400	390,422
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.353(c)	04/20/35	250	242,817
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.836(c)	11/27/31	250	243,820
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.249(c)	04/18/35	250	239,950
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363(c)	01/20/32	250	243,125
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.303(c)	04/20/35	250	242,416
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.269(c)	07/15/34	250	240,291
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	04/20/34	250	242,025
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	5.449(c)	01/16/33	250	243,478
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.154(c)	10/15/32	250	244,627

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	4.737%(c)	06/20/34	250	$241,444
Romark CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.079(c)	07/10/34	400	387,100
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.243(c)	10/20/32	250	243,983
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.455(c)	07/24/32	500	485,034
				3,930,532
Consumer Loans 0.4%
OneMain Financial Issuance Trust, Series 2020-02A, Class A, 144A	1.750	09/14/35	200	174,539

Total Asset-Backed Securities (cost $4,545,918)				4,375,373
Commercial Mortgage-Backed Securities 11.0%
BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	215,250
Series 2021-BN38, Class A4	2.275	12/15/64	100	80,149

Barclays Commercial Mortgage Securities Trust, Series 2021-C12, Class A4	2.421	11/15/54	250	205,173
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	422,902
Series 2021-B31, Class A4	2.420	12/15/54	100	81,258

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	500	428,302
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420	08/10/47	500	481,365
Series 2015-DC01, Class A4	3.078	02/10/48	500	478,891

GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/01/52	250	214,408
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR05, Class A3	3.123	06/13/52	500	441,230

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157%	09/15/50	500	$456,865
Series 2019-C52, Class A4	2.643	08/15/52	436	376,011
Series 2020-C56, Class A4	2.194	06/15/53	500	409,307
Series 2021-C59, Class A3	1.958	04/15/54	350	296,635

Total Commercial Mortgage-Backed Securities (cost $5,314,158)				4,587,746
Corporate Bonds 28.8%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	229,713
Sr. Unsec’d. Notes	3.750	02/01/50	34	23,976
Sr. Unsec’d. Notes	5.150	05/01/30	45	43,902
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,595
Sr. Unsec’d. Notes	6.125	07/15/38	15	16,278
				326,464
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	41,389
Gtd. Notes	3.400	02/04/41	50	33,918

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	124	109,873
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.625	11/17/29	15	15,251
Sr. Unsec’d. Notes	5.750	11/17/32	10	10,300
				210,731
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	50	50,434
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	9	8,453
				58,887

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.8%
Daimler Trucks Finance North America LLC (Germany), Gtd. Notes, 144A	1.625%	12/13/24	150	$139,439
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	51	49,191
Sr. Unsec’d. Notes	6.600	04/01/36	17	17,236
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	25	24,827
Sr. Unsec’d. Notes	2.900	02/26/25	113	106,762

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	15,279
				352,734
Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	15	12,633
Banks 7.1%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	47,011
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	115	93,300
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	308,883
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	175	162,496
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	26,582
Sub. Notes, MTN	4.450	03/03/26	115	113,332

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	20	19,940
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	174,687
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	102,518
Sr. Unsec’d. Notes	3.700	01/12/26	64	61,504
Sub. Notes	4.400	06/10/25	55	54,099
Sub. Notes	4.450	09/29/27	21	20,228

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.700	05/30/24	62	60,680
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	165	127,521
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	68,667
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,158
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	73,638

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578%(ff)	04/22/27	100	$88,229
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	306,890
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,007
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	34,120
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	127,389
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	100	91,391
Sub. Notes	2.956(ff)	05/13/31	21	17,400
Sub. Notes	4.250	10/01/27	21	20,438
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	31,197
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	255	214,186
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	34	33,912
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	110	101,513
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	73,730
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	68,968

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	236,421
				2,989,035
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	115	97,365
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750	01/23/29	75	74,748
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	80	64,001
Keurig Dr. Pepper, Inc., Gtd. Notes	3.200	05/01/30	20	17,623
				253,737
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.800	08/15/41	45	32,299
Sr. Unsec’d. Notes	4.663	06/15/51	13	11,686
				43,985

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.4%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400%	07/15/31	11	$8,963
Sr. Unsec’d. Notes	4.250	07/02/24	21	20,704
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	25	23,516
Sr. Unsec’d. Notes	3.950	08/15/29	95	86,495

Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	13	11,625
				151,303
Chemicals 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600	11/15/50	17	12,205
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	90	80,160
Sr. Unsec’d. Notes	4.500	10/01/49	13	10,509

LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	17	12,761
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43	21	18,723
				134,358
Commercial Services 1.1%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,254
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	15,493
Sr. Unsec’d. Notes	2.600	12/01/24	121	115,367

ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	41,783
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	18,324
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	20,098
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,392
Unsec’d. Notes	4.678	07/01/2114	30	27,039

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes	2.517%	10/15/50	35	$23,247
Unsec’d. Notes	3.150	07/15/46	35	27,141

Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	45	33,071
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	20	16,804
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	16,791
University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,404
Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	64,986
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,879
				462,073
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	50	48,406
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,642
				57,048
Diversified Financial Services 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	20,189
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	25	18,980
				39,169
Electric 2.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	13	9,239
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	62	50,115

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	14,303

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Ameren Corp., Sr. Unsec’d. Notes	2.500%	09/15/24	21	$20,028
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	8	6,708
Sr. Unsec’d. Notes	6.350	12/15/32	20	21,008

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	4	3,243
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	32	28,683
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	21	17,725
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	22,019
Duke Energy Florida LLC, First Mortgage	2.400	12/15/31	95	78,318
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	39,009
Florida Power & Light Co., First Mortgage	4.050	06/01/42	15	13,081
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700	04/01/24	17	16,773
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	29,532
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	27,236
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	96	90,587
Northern States Power Co., First Mortgage	3.400	08/15/42	34	26,911
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,400
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	30	23,972
First Mortgage	4.550	07/01/30	20	18,320
First Mortgage	4.950	07/01/50	40	31,955

PacifiCorp, First Mortgage	5.350	12/01/53	40	40,147
PECO Energy Co., First Mortgage	2.800	06/15/50	32	21,327

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

PPL Electric Utilities Corp., First Mortgage	3.000%	10/01/49	13	$8,884
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	10,119
First Mortgage, MTN	3.700	05/01/28	38	36,413
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,282
Sr. Sec’d. Notes	4.100	06/15/30	75	67,710

San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	15	12,706
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	35	33,789
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,648

Southern California Edison Co., First Ref. Mortgage	4.000	04/01/47	55	43,393
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	25,903
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	45,086
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	8,832
				975,404
Engineering & Construction 0.5%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	188,250
Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	4.279	03/15/32	20	16,996
Gtd. Notes, 144A	5.141	03/15/52	70	54,214
				71,210
Foods 0.4%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	49,165
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	8	7,524

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	3.000%	02/02/29	100	$83,828
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	8,820
				149,337
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	21	17,276
NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,283
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	19,390
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	23,606
				72,555
Healthcare-Services 0.9%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	30,318
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	50	46,074
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	51,435
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,922

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,060
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,359
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	16,725
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,778
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	24,257
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,349

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	8	$6,795
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	42,976
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	23,963
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	37,682
Sr. Unsec’d. Notes	3.950	10/15/42	60	51,489
Sr. Unsec’d. Notes	4.950	05/15/62	10	9,605
				387,787
Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	220	206,499
Insurance 0.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32	45	39,685
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,569
Sr. Unsec’d. Notes	4.868	06/01/44	30	26,080

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.625	08/16/32	15	14,011
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	26,644
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	6,639
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50	17	12,987
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	32	27,541
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	6,297
				165,453

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.3%
Nucor Corp., Sr. Unsec’d. Notes	4.300%	05/23/27	25	$24,430
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	80	70,503
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	10	10,268
				105,201
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	83	77,715
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	13	11,591
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	3,790
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	88	82,500
				86,290
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	48,339
Sr. Sec’d. Notes	4.908	07/23/25	93	91,457
Sr. Sec’d. Notes	6.384	10/23/35	120	117,902
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	34,207
Gtd. Notes	4.250	10/15/30	30	28,947

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	43	41,397
Discovery Communications LLC,
Gtd. Notes	2.950	03/20/23	25	25,000
Gtd. Notes	5.200	09/20/47	23	17,885

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Walt Disney Co. (The), Gtd. Notes	3.600%	01/13/51	12	$9,422
				414,556
Mining 1.0%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	55	55,313
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	22,902
Gtd. Notes	4.375	08/01/28	50	46,273

Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	200,225
Newmont Corp.,
Gtd. Notes	2.600	07/15/32	5	4,017
Gtd. Notes	2.800	10/01/29	122	104,997
				433,727
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	23,049
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	84	76,030
				99,079
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	11/23/23	100	98,269
Oil & Gas 0.9%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	42	41,904
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,579
Sr. Unsec’d. Notes	5.400	06/15/47	57	52,243

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	15	13,021

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	36	$34,810
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375	06/26/26	40	37,283
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	8	6,223
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	30	24,772
Phillips 66, Gtd. Notes	2.150	12/15/30	84	68,292
Phillips 66 Co., Gtd. Notes, 144A	3.550	10/01/26	17	16,047
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	77	68,745
				366,919
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	91,346
Sr. Unsec’d. Notes	4.050	11/21/39	15	13,105
Sr. Unsec’d. Notes	4.550	03/15/35	60	57,086
Sr. Unsec’d. Notes	4.625	10/01/42	15	13,631

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	3	2,496
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	53	51,734
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,684
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	30	29,250
Sr. Unsec’d. Notes	2.400	03/15/30	40	33,986

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	82	76,646
Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	10	7,068
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	8	7,539
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	31,014

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875%	09/23/23	26	$25,527
Gtd. Notes	3.200	09/23/26	144	135,072

Viatris, Inc., Gtd. Notes	3.850	06/22/40	98	67,761
				647,945
Pipelines 1.8%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	65	63,273
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	129,011
Sr. Unsec’d. Notes	6.250	04/15/49	34	32,153
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	46,387
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	30	26,747
Gtd. Notes	4.850	03/15/44	15	13,363
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	26,789
Gtd. Notes	3.250	08/01/50	17	11,300
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	61,815
Sr. Unsec’d. Notes	4.500	04/15/38	63	54,102
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,306
Sr. Unsec’d. Notes	5.500	02/15/49	17	15,356

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	23,943
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	82	69,446
Gtd. Notes	3.400	09/01/29	15	13,077
Gtd. Notes	4.950	07/13/47	21	17,431

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	17	16,406
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	10	8,767

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250%	05/15/30	66	$58,014
Sr. Unsec’d. Notes	3.950	05/15/50	31	24,336
				766,022
Real Estate Investment Trusts (REITs) 1.6%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	130	126,049
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	12,418
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	5	3,980
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	3,874
Kimco Realty Corp.,
Sr. Unsec’d. Notes	1.900	03/01/28	55	46,252
Sr. Unsec’d. Notes	3.200	04/01/32	25	20,962
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	68,861
Sr. Unsec’d. Notes	3.100	12/15/29	29	25,471
Sr. Unsec’d. Notes	3.250	01/15/31	25	21,885
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	70	58,833
Sr. Unsec’d. Notes	3.750	02/01/24	105	103,468

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	33	24,595
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	122,866
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	20	19,031
				658,545
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	27	21,491
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	38	35,299

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8	$8,692
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	17,519
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	4.700	06/15/32	60	58,652
				141,653
Semiconductors 0.8%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	3.924	06/01/32	160	151,017
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	40,881
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	31,174
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	97,121
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	22,855
				343,048
Software 0.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	63	43,483
Oracle Corp.,
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,399
Sr. Unsec’d. Notes	6.900	11/09/52	30	33,221
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,456
Sr. Unsec’d. Notes	3.700	04/01/29	20	18,408
				109,967
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	09/15/53	140	98,855
Sr. Unsec’d. Notes	4.300	02/15/30	70	66,478
Sr. Unsec’d. Notes	4.500	05/15/35	65	59,660
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes	2.050	02/15/28	61	52,694

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.000%	02/15/41	40	$28,921
Sr. Unsec’d. Notes	3.875	04/15/30	30	27,547

Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	37	34,916
				369,071
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	33	35,763

Total Corporate Bonds (cost $14,295,573)				12,074,013
Municipal Bonds 0.3%
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Series B	3.504	04/01/52	35	27,690
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,571
New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds, Series C	2.202	03/15/34	15	11,282
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,832
				20,114
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,520
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,174

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087%	11/01/51	20	$16,615
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	16,362

Total Municipal Bonds (cost $150,945)				112,046
Residential Mortgage-Backed Securities 0.6%
Bellemeade Re Ltd., Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.747(c)	06/25/31	108	106,119
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.621(c)	10/25/33	50	47,128
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.421(c)	04/25/42	30	28,688

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	67	57,021

Total Residential Mortgage-Backed Securities (cost $254,693)				238,956
Sovereign Bonds 0.9%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	189,750
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	50,135
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	48,750
Romanian Government International Bond (Romania), Unsec’d. Notes, 144A, MTN	6.000	05/25/34	86	80,829
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	15	14,925

Total Sovereign Bonds (cost $434,541)				384,389

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 28.0%
Federal Home Loan Mortgage Corp.	1.500%	04/01/51	440	$343,878
Federal Home Loan Mortgage Corp.	2.000	02/01/51	922	763,399
Federal Home Loan Mortgage Corp.	2.000	07/01/51	495	409,071
Federal Home Loan Mortgage Corp.	2.000	05/01/52	489	403,773
Federal Home Loan Mortgage Corp.	2.500	04/01/51	715	614,763
Federal Home Loan Mortgage Corp.	3.000	04/01/52	242	214,543
Federal National Mortgage Assoc.	1.500	12/01/50	351	274,789
Federal National Mortgage Assoc.	2.000	05/01/36	399	359,773
Federal National Mortgage Assoc.	2.000	05/01/51	234	193,583
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,369	1,176,982
Federal National Mortgage Assoc.	2.500	05/01/52	481	414,652
Federal National Mortgage Assoc.	2.500	10/01/52	250	214,053
Federal National Mortgage Assoc.	3.000	02/01/52	472	418,360
Federal National Mortgage Assoc.	3.000	03/01/52	464	414,774
Federal National Mortgage Assoc.	3.000	05/01/52	481	430,360
Federal National Mortgage Assoc.	3.500	TBA	250	228,828
Federal National Mortgage Assoc.	3.500	06/01/47	366	341,602
Federal National Mortgage Assoc.	3.500	02/01/52	247	226,220
Federal National Mortgage Assoc.	3.500	07/01/52	250	228,998
Federal National Mortgage Assoc.	4.000	03/01/49	404	388,026
Federal National Mortgage Assoc.	4.000	05/01/52	247	234,224
Federal National Mortgage Assoc.	4.500	05/01/52	317	310,265
Federal National Mortgage Assoc.	4.500	06/01/52	238	231,503
Federal National Mortgage Assoc.	5.000	TBA	250	248,750
Federal National Mortgage Assoc.	5.500	TBA	500	505,325
Federal National Mortgage Assoc.	5.500	10/01/52	259	262,541
Government National Mortgage Assoc.	2.000	03/20/51	429	367,058
Government National Mortgage Assoc.	3.000	01/20/51	619	559,692
Government National Mortgage Assoc.	3.500	07/20/52	501	465,928
Government National Mortgage Assoc.	4.500	05/20/52	499	488,831
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	11,960

Total U.S. Government Agency Obligations (cost $12,777,601)				11,746,504
U.S. Treasury Obligations 19.9%
U.S. Treasury Bonds	1.750	08/15/41	21	14,648
U.S. Treasury Bonds	1.875	02/15/41	915	661,230
U.S. Treasury Bonds	1.875	11/15/51	25	16,441
U.S. Treasury Bonds	2.000	11/15/41	895	651,952
U.S. Treasury Bonds	2.250	05/15/41	105	80,719
U.S. Treasury Bonds	2.375	02/15/42	1,170	910,772

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Bonds	2.500%	02/15/46	395	$302,545
U.S. Treasury Bonds	2.500	05/15/46	690	527,527
U.S. Treasury Bonds	2.750	08/15/47	1,375	1,102,793
U.S. Treasury Bonds	2.875	05/15/52	235	195,491
U.S. Treasury Bonds	3.000	05/15/47	340	285,706
U.S. Treasury Bonds	3.000	02/15/48	30	25,266
U.S. Treasury Bonds	3.000	08/15/52	55	47,128
U.S. Treasury Bonds	3.250	05/15/42	45	40,430
U.S. Treasury Bonds	3.375	08/15/42	10	9,153
U.S. Treasury Notes	0.375	01/31/26	50	44,594
U.S. Treasury Notes(k)	0.750	03/31/26	460	413,748
U.S. Treasury Notes	1.250	11/30/26	1,115	1,004,981
U.S. Treasury Notes	1.250	12/31/26	630	566,655
U.S. Treasury Notes	1.250	09/30/28	5	4,336
U.S. Treasury Notes	3.875	11/30/27	215	215,873
U.S. Treasury Notes	4.125	11/15/32	245	254,685
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	630,257
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	123,418
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	171,562
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	30,837

Total U.S. Treasury Obligations (cost $9,922,086)				8,332,747

Total Long-Term Investments (cost $47,695,515)				41,851,774

	Shares
Short-Term Investment 1.9%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $791,384)	791,384	791,384

TOTAL INVESTMENTS 101.8% (cost $48,486,899)		42,643,158
Liabilities in excess of other assets (1.8)%		(738,871)

Net Assets 100.0%		$41,904,287

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Forward Commitment Contract:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $471,719)	4.500%	TBA	12/13/22	(500)	$(486,641)

Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	2 Year U.S. Treasury Notes	Mar. 2023	$4,517,906	$10,601

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Futures contracts outstanding at November 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
16	5 Year U.S. Treasury Notes	Mar. 2023	$1,737,125	$8,090
34	10 Year U.S. Treasury Notes	Mar. 2023	3,859,000	24,129
				42,820
Short Positions:
18	10 Year U.S. Ultra Treasury Notes	Mar. 2023	2,153,813	(11,308)
27	20 Year U.S. Treasury Bonds	Mar. 2023	3,429,000	(41,645)
				(52,953)
				$(10,133)
Credit default swap agreements outstanding at November 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	1,580	$(2,294)	$(20,382)	$(18,088)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(Q)/ 3.330%	JPM	03/20/23	(227)	$(18,968)	$—	$(18,968)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).